HELLENIC REPUBLIC BANK SUPPORT PLAN (Details) (EUR €) In Millions, except Share data, unless otherwise specified	1 Months Ended								12 Months Ended
	May 31, 2009	Dec. 30, 2011	Dec. 23, 2011	Dec. 20, 2011	Jun. 03, 2011	Nov. 26, 2010	Apr. 12, 2010	May 21, 2009	Dec. 31, 2011 Floating Rate Notes I [Member]		Dec. 31, 2011 Floating Rate Notes Ii [Member]		Dec. 31, 2011 Floating Rate Notes Iii [Member]		Dec. 31, 2011 Floating Rate Notes Iv [Member]		Dec. 31, 2011 Floating Rate Notes V [Member]		Dec. 31, 2011 Floating Rate Notes Vi [Member]
Hellenic Republic Bank Support Plan Details [Abstract]
Bank's Share Capital Increase	€ 350
Issuance of preferred stock - Par value per share		€ 5.00						€ 5.00
Share Capital Increase covered through the transfer to the Bank of an equal market value Greek government bond with a coupon rate of 6-month Euribor plus 130 basis points.								130
Issue Of Redeemable Preference Shares		200,000,000				70,000,000		70,000,000
Debt Instrument Line Items
Debt Instrument Issuance Date									April 26, 2010		May 4, 2010		May 4, 2010		June 28, 2010		December 23, 2010		June 7, 2011
Debt Instrument Maturity Date									Apr. 01, 2013		May 01, 2013		May 01, 2013		Jun. 01, 2013		Dec. 01, 2013		Jun. 01, 2014
Debt Instrument Face Amount									2,500.0		1,345.0	[1]	655.0		4,265.6		4,107.7		1,925.0
Debt Instrument Payment Terms									Three-month Euribor plus 1,200 bps		Three-month Euribor plus 500 bps		Three-month Euribor plus 1,200 bps		Three-month Euribor plus 1,200 bps		Three-month Euribor plus 1,200 bps		Three-month Euribor plus 1,200 bps
Debt Instrument Frequency Of Periodic Payment									Quarterly	[2]	Quarterly		Quarterly	[2]	Quarterly	[2]	Quarterly	[2]	Quarterly	[2]
Debt Instrument Basis Points									1,200		500		1,200		1,200		1,200		1,200
Hellenic Republic Bank Support Plan Parenthetical Information [Abstract]
Long Term Debt Repurchased Notes That Were Held By Third Parties			207	700
Long Term Debt Total Notes That Were Held By Third Parties Repurchased			907
Annual interest rate increase Basis Points					1,200
Nominal Value Of Greek Government Bonds							€ 787.0

[1]	On December 20, 2011 and December 23, 2011, the Bank repurchased Notes of amount EUR 907.0 million (EUR 700.0 million and EUR 207.0 million, respectively) that were held by third parties and included in the Group’s Long-term debt (see Note 24 to the U.S. GAAP Financial Statements).
[2]	On June 3, 2011, the annual interest rate increased to three-month Euribor plus a margin of 1,200 bps.